Robert J. Krueger 313-465-7452 Fax: 313-465-7453 RKrueger@honigman.com

Via EDGAR Transmission

February 28, 2005

U.S. Securities and Exchange Commission

Attention:  File Desk
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Anchor Lamina Inc. -- Annual Report on Form 20-F

Dear Sir or Madam:

Pursuant to Rule 15d-1 of Regulation 15D, General Instruction D to Form 20-F, and Rule 309 of Regulation S-T, enclosed is Anchor Lamina Inc.’s Annual Report on Form 20-F for the fiscal year ended August 31, 2004, including financial statements, exhibits and all other papers and documents filed as part of the report.

The Independent Auditors’ Report contained in the Annual Report on Form 20-F does not mention any change from the prior year in any accounting principles or practices or in the method of applying any such principles or practices, except with respect to foreign currency translation, goodwill and impairment of long-lived assets, as described in Note 2 of the Notes to Consolidated Financial Statements.

Very truly yours,

Robert J. Krueger

Enclosure

cc:

Tracey Heslop (10 signed and 1 conformed copies)

Richard Haberstroh (5 copies)

Patrick T. Duerr

2290 First National Building ∙ 660 Woodward Avenue ∙ Detroit, Michigan 48226-3506 Detroit ∙ Lansing ∙ Oakland County